Exhibit 99.1

Item 4 and Item 5

Agreed Upon Procedures Report

Holiday Inn Club Vacations Incorporated

HIN Timeshare Trust 2020-A

August 28, 2020

GRANT THORNTON LLP 200 S. Orange Avenue, Suite 2050 Orlando, FL 32801 D +1 407 481 5100 F +1 407 481 5190

Holiday Inn Club Vacations Incorporated

9271 S. John Young Parkway

Orlando, FL 32819

BofA Securities, Inc.

One Bryant Park

Floor 11

New York, New York 10036

Deutsche Bank Securities, Inc.

60 Wall Street

3rd Floor

New York, New York 10005

Truist Securities, Inc.

200 S. Orange Avenue

SOAB 5

Orlando, Florida 32801

J.P. Morgan Securities LLC

10 S. Dearborn

16th Floor

Chicago, Illinois 60603

Wells Fargo Securities, LLC

375 Park Avenue

New York, New York 10152

KeyBanc Capital Markets

1301 Avenue of the Americas

New York, New York 10019

Re:  HIN Timeshare Trust 2020-A

       Timeshare Loan-Backed Notes, Series 2020-A (the “Notes”)

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To Holiday Inn Club Vacations Incorporated and Wilson Resort Finance, LLC (collectively, “the Company”), BofA Securities, Inc., Deutsche Bank Securities, Inc., Truist Securities, Inc., J.P. Morgan Securities LLC, Wells Fargo Securities, LLC, and KeyBanc Capital Markets (collectively, the “Specified Parties”):

We have performed the procedures enumerated below, which were agreed to by the above-named Specified Parties, in their evaluation of certain information with respect to attributes relating to a pool of timeshare loans (the “Timeshare Loans”) as of July 31, 2020 that will secure the Notes in the securitization transaction (the “Securitization Transaction”).

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

For the purposes of all agreed-upon procedures, we assumed that (i) differences of less than or equal to $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were in agreement and (ii) any differences in the Obligor State and Obligor Country that are as a result of abbreviations or punctuation were considered in agreement.

On August 11, 2020, the Company provided us with a computer readable data file (the “Data File”) containing certain characteristics of the Timeshare Loans included in the Securitization Transaction. We performed the procedures indicated below on the Timeshare Loans.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•  the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•  the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•  the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, Promissory Notes, Purchase Agreements, Closing Disclosures, Daybreak Loan Servicing System and Electronic downloads from the Credit Agency’s website.

Data File Review Procedures:

Grant Thornton selected 100 Timeshare Loans on a random basis from the Data File. For each of the selected Timeshare Loans (the “Sample Timeshare Loans”) listed on Appendix A, we performed comparisons for certain characteristics (as identified in Exhibit 1) to certain available source documents (the “Source Documents”). When more than one Source Document was available for a Sample Characteristic, we used the highest priority Source Document that we can locate in the Loan File.

The procedures we performed on the Sample Timeshare Loans are listed below:

Exhibit 1

	Sample Characteristic	Sample Characteristic Column Title / Daybreak Field	Source Documents
1	Original Principal Balance	Loan Amount SUM	Promissory Note or Closing Disclosure, Purchase Agreement

2	Current Principal Balance	Balance Amt	Daybreak Loan Servicing System

3	Condo Association	Condo Association	Promissory Note or Closing Disclosure, Purchase Agreement

4	Current Term	Current Term SUM	Promissory Note or Closing Disclosure, Purchase Agreement

5	Term Paid	Paid Term	Daybreak Loan Servicing System

6	Current Rate	Current Rate SUM / Rate	Promissory Note or Closing Disclosure, Purchase Agreement, Daybreak Loan Servicing System

7	Obligor State	Adr State Cd / ST	Promissory Note or Closing Disclosure, Purchase Agreement, Daybreak Loan Servicing System

8	Obligor Country	Adr Location / Country	Promissory Note or Closing Disclosure, Purchase Agreement, Daybreak Loan Servicing System

9	Down Payment Amount	Down Payment Amt SUM	Closing Disclosure, Purchase Agreement

10	FICO Score	Original FICO Score	Electronic download from the Credit Agency’s website for the respective day the original FICO score was obtained

11	Payment Status	Delinquency Information	Daybreak Loan Servicing System

12	Payment Type	Payment Type	Daybreak Loan Servicing System

13	Days Delinquent	Due Day	Daybreak Loan Servicing System

For Characteristics 1-4 and 6-12 we compared and agreed the information to the Source Documents and with respect to Characteristic 13 we recomputed the information based on inputs included in the Source Documents. For Characteristic 5 we compared the value and removed from that value any payments that were made after the cutoff date of July 31, 2020. For Characteristic 12, the Daybreak values of “Credit Card” or “Lockbox” were deemed equal to the Data File value of “Coupon”. We noted no unresolved discrepancies between the Data File and the Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the Timeshare Loans as of July 31, 2020 that secure the Notes. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements.

•	Addressing the value of collateral securing any such assets being securitized.

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

•

Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

•	Forming any conclusion.

•	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Grant Thornton LLP

August 28, 2020

APPENDIX A

Sample Timeshare Loans

Sample Timeshare Loan Number	Timeshare Loan Number		Sample Timeshare Loan Number	Timeshare Loan Number		Sample Timeshare Loan Number	Timeshare Loan Number		Sample Timeshare Loan Number	Timeshare Loan Number
1	[REDACTED	]	26	[REDACTED	]	51	[REDACTED	]	76	[REDACTED	]
2	[REDACTED	]	27	[REDACTED	]	52	[REDACTED	]	77	[REDACTED	]
3	[REDACTED	]	28	[REDACTED	]	53	[REDACTED	]	78	[REDACTED	]
4	[REDACTED	]	29	[REDACTED	]	54	[REDACTED	]	79	[REDACTED	]
5	[REDACTED	]	30	[REDACTED	]	55	[REDACTED	]	80	[REDACTED	]
6	[REDACTED	]	31	[REDACTED	]	56	[REDACTED	]	81	[REDACTED	]
7	[REDACTED	]	32	[REDACTED	]	57	[REDACTED	]	82	[REDACTED	]
8	[REDACTED	]	33	[REDACTED	]	58	[REDACTED	]	83	[REDACTED	]
9	[REDACTED	]	34	[REDACTED	]	59	[REDACTED	]	84	[REDACTED	]
10	[REDACTED	]	35	[REDACTED	]	60	[REDACTED	]	85	[REDACTED	]
11	[REDACTED	]	36	[REDACTED	]	61	[REDACTED	]	86	[REDACTED	]
12	[REDACTED	]	37	[REDACTED	]	62	[REDACTED	]	87	[REDACTED	]
13	[REDACTED	]	38	[REDACTED	]	63	[REDACTED	]	88	[REDACTED	]
14	[REDACTED	]	39	[REDACTED	]	64	[REDACTED	]	89	[REDACTED	]
15	[REDACTED	]	40	[REDACTED	]	65	[REDACTED	]	90	[REDACTED	]
16	[REDACTED	]	41	[REDACTED	]	66	[REDACTED	]	91	[REDACTED	]
17	[REDACTED	]	42	[REDACTED	]	67	[REDACTED	]	92	[REDACTED	]
18	[REDACTED	]	43	[REDACTED	]	68	[REDACTED	]	93	[REDACTED	]
19	[REDACTED	]	44	[REDACTED	]	69	[REDACTED	]	94	[REDACTED	]
20	[REDACTED	]	45	[REDACTED	]	70	[REDACTED	]	95	[REDACTED	]
21	[REDACTED	]	46	[REDACTED	]	71	[REDACTED	]	96	[REDACTED	]
22	[REDACTED	]	47	[REDACTED	]	72	[REDACTED	]	97	[REDACTED	]
23	[REDACTED	]	48	[REDACTED	]	73	[REDACTED	]	98	[REDACTED	]
24	[REDACTED	]	49	[REDACTED	]	74	[REDACTED	]	99	[REDACTED	]
25	[REDACTED	]	50	[REDACTED	]	75	[REDACTED	]	100	[REDACTED	]